Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
China Contribution Plan
Employee Benefit Plans
Employer contribution under China contribution plan	$ 84.4	$ 80.4	$ 79.5